April 28, 2020

BNY MELLON FAMILY OF FUNDS
Municipal Bond Funds

Supplement to Current Prospectus of Funds Offering Class A and/or Class C Shares

The following information supplements and supersedes and replaces any contrary information contained in the section of the fund's Prospectus entitled "Shareholder Guide—Choosing a Share Class—Sales Charge Reductions and Waivers" and "—Additional Information About CDSCs":

Effective May 1, 2020, shareholders purchasing fund shares through a Janney Montgomery Scott LLC (Janney) brokerage account are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund's prospectus or SAI or through another financial intermediary.  In all instances, it is the shareholder's responsibility to inform Janney at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds or other facts qualifying the purchaser for sales charge reductions or waivers.

Front-end sales charge reductions on Class A shares purchased through a Janney Montgomery Scott LLC (Janney) brokerage account

Shareholders purchasing Class A shares of the fund through a Janney brokerage account can reduce their initial sales charge in the following ways:

•                     Transaction size breakpoints, as described in the fund's prospectus.

•                     Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund's prospectus, will be automatically calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds held in accounts of the purchaser and the purchaser's household members at Janney.  Shares of funds in the BNY Mellon Family of Funds not held in Janney accounts of the purchaser or the purchaser's household members may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such shares.

•                     Letter of intent, which allows for breakpoint discounts as described in the fund's prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period.  Shares of funds in the BNY Mellon Family of Funds not held in Janney accounts of the purchaser or the purchaser's household members may be included in the letter of intent calculation only if the shareholder notifies his or her financial advisor about such shares.

Front-end sales charge waivers on Class A shares purchased through a Janney brokerage account

Shareholders purchasing Class A shares of the fund through a Janney brokerage account may purchase Class A shares at NAV without payment of a sales charge as follows:

  Shares purchased through reinvestment of dividends and capital gains distributions of the fund (but not of any other fund in the BNY Mellon Family of Funds).
  Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
  Shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end sales charge or CDSC (i.e., Right of Reinstatement).
  Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

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CDSC waivers on Class A and C shares purchased through a Janney brokerage account

The fund's CDSC on Class A and C shares may be waived for shares purchased through a Janney brokerage account in the following cases:

•         Redemptions made upon the death or disability of the shareholder.

•         Redemptions made through the Automatic Withdrawal Plan as described in the fund's prospectus.

•         Redemptions made to pay Janney fees, but only if the redemption is initiated by Janney.

•         Shares acquired through a Right of Reinstatement.

•         Exchanges of shares for shares of the same class of a different fund, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

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Effective on or after May 1, 2020, clients of Edward Jones purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund's prospectus or SAI or through another financial intermediary.  In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds or other facts qualifying the purchaser for sales charge reductions or waivers.  Edward Jones can ask for documentation of such circumstance.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

•                     Transaction size breakpoints, as described in the fund's prospectus.

•                     Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund's prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (other than no-load money market funds) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") and includes all share classes of such funds held on the Edward Jones platform and/or held on another platform.  Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such shares.  For purposes of determining the value of a shareholder's aggregated holdings, eligible shares held will be valued at the higher of their cost or current market value.

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•                     Letter of intent (LOI), which allows for breakpoint discounts as described in the fund's prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI.  Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases.  Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI.  Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies his or her financial advisor about such shares at the time of calculation.  Shares purchased before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid by the shareholder.  The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

  Shares purchased by associates of Edward Jones or its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate.  This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of dividends and capital gains distributions of the fund.
  Shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in the same share class and the same account (i.e., Right of Reinstatement).
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones.  Edward Jones is responsible for any CDSC due, if applicable.  Any future purchases are subject to the applicable sales charge as disclosed in the fund's prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

CDSC waivers on Class A and C shares purchased on the Edward Jones commission and fee-based platforms

The fund's CDSC on Class A and C shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

•         Redemptions made upon the death or disability of the shareholder.

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•         Redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually.

•         Redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones.

•         Shares exchanged in an Edward Jones fee-based program.

•         Shares acquired through a Right of Reinstatement.

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Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

•         $250 initial purchase minimum

•         $50 subsequent purchase minimum

Minimum Balances

•         Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less.  The following are examples of accounts that are not included in this policy:

o   A fee-based account held on an Edward Jones platform

o   A 529 account held on an Edward Jones platform

o   An account with an active systematic investment plan or letter of intent (LOI)

Exchanging Share Classes

•         At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares.  Edward Jones is responsible for any CDSC due, if applicable.  Any future purchases are subject to the applicable sales charge as disclosed in the fund's prospectus.

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Effective June 30, 2020, the following information supplements and supersedes and replaces any contrary information contained in the section of the fund's Prospectus entitled
"Shareholder Guide—Choosing a Share Class—Sales Charge Reductions and Waivers" and
"—Additional Information About CDSCs" with respect to fund shares purchased through an omnibus account maintained with Merrill Lynch:

Front-end sales charge reductions on Class A shares purchased through Merrill Lynch

The description of "rights of accumulation" for shareholders purchasing Class A shares of the fund through an omnibus account maintained with Merrill Lynch contained in the fund's prospectus is replaced with the following:

•         Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund's prospectus, will be automatically calculated based on the aggregated holdings (including 529 plan holdings) of shares of funds in the BNY Mellon Family of Funds held in accounts of the purchaser and the purchaser's household members at Merrill Lynch.  Shares of funds in the BNY Mellon Family of Funds not held in accounts of the purchaser's household members at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such shares.

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Front-end sales charge waivers on Class A shares purchased through Merrill Lynch

The sales charge waiver for shareholders receiving Class A shares of the fund in exchange for Class C shares of the fund through an omnibus account maintained with Merrill Lynch described in the fund's prospectus is replaced with the following:

  Shares acquired through an exchange (i.e., conversion) of Class C shares of the fund that are no longer subject to a CDSC pursuant to Merrill Lynch's policies relating to sales load discounts and waivers.

In addition, shareholders purchasing Class A shares of the fund through an omnibus account maintained with Merrill Lynch are eligible for the following sales charge waiver:

  Shares acquired through an exchange (i.e., conversion) from another share class of the fund as a result of the shareholder's holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers.  Merrill Lynch is responsible for any CDSC due, if applicable.  Any future purchases of Class A are subject to the applicable sales charge as disclosed in the fund's prospectus.

CDSC waivers on Class A and C shares purchased through Merrill Lynch

Shareholders purchasing Class A or C shares of the fund through an omnibus account maintained with Merrill Lynch are eligible for the following CDSC waiver:

•         Shares acquired through an exchange as a result of the shareholder's holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers.  Merrill Lynch is responsible for any CDSC due, if applicable.

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